UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     May 7, 2002

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38

Form 13F Information Table Value Total:        $161,325
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     1466   366500 SH       SOLE                                     366500
AMERICAN INTL GROUP COM        COM              026874107     6208    85870 SH       SOLE                                      85870
AMGEN INC COM                  COM              031162100     5385    88500 SH       SOLE                                      88500
AVERY DENNISON CORP COM        COM              053611109     6375   103417 SH       SOLE                                     103417
BED BATH & BEYOND INC COM      COM              075896100     4584   136200 SH       SOLE                                     136200
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     5410   102112 SH       SOLE                                     102112
CISCO SYS INC COM              COM              17275R102     2982   182501 SH       SOLE                                     182501
CITIGROUP INC COM              COM              172967101      858    17169 SH       SOLE                                      17169
COLGATE PALMOLIVE CO COM       COM              194162103      275     4800 SH       SOLE                                       4800
DU PONT E I DE NEMOURS COM     COM              263534109     1048    21657 SH       SOLE                                      21657
EXXON MOBIL CORP COM           COM              30231G102     8418   191540 SH       SOLE                                     191540
FISERV INC COM                 COM              337738108     2973    64850 SH       SOLE                                      64850
GENERAL DYNAMICS CORP COM      COM              369550108     6383    67025 SH       SOLE                                      67025
GENERAL ELEC CO COM            COM              369604103     7079   189025 SH       SOLE                                     189025
HOME DEPOT INC COM             COM              437076102     6294   127775 SH       SOLE                                     127775
ILLINOIS TOOL WKS INC COM      COM              452308109     6111    84285 SH       SOLE                                      84285
INTEL CORP COM                 COM              458140100     6657   218910 SH       SOLE                                     218910
INTERNATIONAL BUS MACH COM     COM              459200101     5437    52592 SH       SOLE                                      52592
JOHNSON & JOHNSON COM          COM              478160104     9859   151350 SH       SOLE                                     151350
MARSH & MCLENNAN COS COM       COM              571748102     4177    37050 SH       SOLE                                      37050
MCGRAW HILL COS INC COM        COM              580645109     4769    71000 SH       SOLE                                      71000
MEDTRONIC INC COM              COM              585055106     6307   141575 SH       SOLE                                     141575
MERCK & CO INC COM             COM              589331107     4896    85283 SH       SOLE                                      85283
MICROSOFT CORP COM             COM              594918104     4279    71985 SH       SOLE                                      71985
MORGAN STAN DEAN WITTR COM     COM              617446448     4992    88110 SH       SOLE                                      88110
PEPSICO INC COM                COM              713448108      260     5100 SH       SOLE                                       5100
PFIZER INC COM                 COM              717081103     6070   152065 SH       SOLE                                     152065
SBC COMMUNICATIONS INC COM     COM              78387G103     5290   140504 SH       SOLE                                     140504
SCHWAB CHARLES CP COM          COM              808513105     4204   320703 SH       SOLE                                     320703
T ROWE PRICE GROUP INC         COM              74144T108     4590   117975 SH       SOLE                                     117975
TYCO INTL LTD COM              COM              902124106      244     7475 SH       SOLE                                       7475
VERIZON COMMUNICATIONS COM     COM              92343V104      367     8064 SH       SOLE                                       8064
WAL MART STORES INC COM        COM              931142103      297     4794 SH       SOLE                                       4794
WALGREEN CO COM                COM              931422109      263     6700 SH       SOLE                                       6700
WELLS FARGO & CO COM           COM              949746101     7177   144606 SH       SOLE                                     144606
BP P L C SPONSORED ADR         ADR              055622104     5895   111452 SH       SOLE                                     111452
NOKIA CORP SPONSORED ADR       ADR              654902204     3443   163950 SH       SOLE                                     163950